Financial Instruments - Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 7.2	$ 4.7
Trade and other payables	634.7	576.0
Lease liabilities	758.9	740.3
Long-term debt	1,250.0	683.2
Other financial liabilities	6.2	8.2
Total contractual obligations	2,657.0	2,012.4
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	7.2	4.7
Trade and other payables	634.7	576.0
Lease liabilities	136.9	127.8
Long-term debt	52.6	47.6
Other financial liabilities	3.4	0.9
Total contractual obligations	834.8	757.0
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	241.2	226.9
Long-term debt	190.7	334.7
Other financial liabilities	2.7	7.2
Total contractual obligations	434.6	568.8
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	380.8	385.6
Long-term debt	1,006.7	300.9
Other financial liabilities	0.1	0.1
Total contractual obligations	$ 1,387.6	$ 686.6